Financial Instruments and Financial Risk Management - Summary of Derivatives not Designated as Hedging Instruments and Embedded Derivatives (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	$ 147	$ (9)
Swap contract | Zinc
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	(8)	(23)
Swap contract | Lead swaps
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	(4)	(9)
Swap contract | Copper
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	27	(1)
Settlement receivables and payables (Note 10)
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	65	7
Embedded Derivatives | Zinc
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	1	5
Embedded Derivatives | Gold
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	51	12
Embedded Derivatives | Silver
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	22	4
Variable consideration
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	$ (7)	$ (4)